RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2020
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions and Balances
Name of related parties	Relationship with the Company

i) Tencent Limited and its affiliates (“Tencent”)	A shareholder of the Company

(1)	These are the related parties that have engaged in significant transactions with the Company for the nine months ended September 30, 2019 and 2020.

(b)	The Company had the following significant related party transactions for the nine months ended September 30, 2019 and 2020, respectively:

	Nine Months ended September 30,
	2019	2020
	$_	$_

Royalty fee and license fee to:
- Tencent	92,659	81,557

Royalty fee and license fee from:
- Tencent	1,480	407

Rack rental income from:
- Tencent	344	201

Services provided by:
- Tencent	15,299	17,844

Interest expense to:
- Tencent	844	–

Conversion of convertible notes (principal amount) by:
- Tencent	100,000	–

(c)	The Company had the following significant related party balances as of December 31, 2019 and September 30, 2020:

	As of
	December 31,	September 30,
	2019	2020
	$_	$_
Amounts due from related parties:
Current:
- Tencent	477	377

Amounts due to related parties:
Current:
- Tencent	34,970	47,437